CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) / INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net (loss)/income	$ (750)	$ 4,087	$ 2,786
Other comprehensive income/(loss), net of tax:
Change in unrealized (loss)/gain on marketable securities, net	(427)	(982)	333
Other than temporary impairment of marketable securities, reclassification to statement of operations	741	0	0
Change in unrealized foreign exchange differences	(15)	(22)	6
Change in actuarial gain/(loss) relating to pension	27	(28)	(7)
Change in unrealized gain on interest rate swaps in VIEs and subsidiaries	0	1	3
Share of other comprehensive income from associated companies	10	0	0
Other comprehensive income/(loss):	336	(1,031)	335
Total comprehensive (loss)/income for the period	(414)	3,056	3,121
Comprehensive (loss)/income attributable to the non-controlling interest	(4)	53	134
Comprehensive (loss)/income attributable to the parent	$ (410)	$ 3,003	$ 2,987